M M __________________________________________________________________ LAW OFFICE OF MARTIN MUSHKIN LLC Martin Mushkin

30 Oak St.

Stamford,. CT 06905-3500

Telephone: 203-252-2357

Facsimile: 203- 547-7540

e-mail: mmushkin@mushkinlaw.com

Website: rpglk.com mushkinlaw.com

CT juris: 040298 CT Fed Bar: ct27017

NY Bar Reg: 1100387

October 2, 2007

Mail Stop 3561

Securities and Exchange Commission

100 F St. NE

Washington, DC 20549-3561

Fax: 202-942-9648

Attn:	Scott Anderegg, Staff Attorney
Peggy Kim, Senior Staff Attorney
H. Christopher Owings, Asst. Director

William Choi, accounting Branch Chief

Re:	Orion Diversified Technologies, Inc.
Please refer to:
	Schedule 14C	Filed November 22, 2005
	Amendment 1 to Schedule 14C	Filed November 3, 2006
	SEC Letter of Comment	Dated: November 30, 2006
	Orion (MM) letter to SEC	Filed as a letter January 18, 2007
	Schedule 14A	Filed April 25, 2007
	SEC Letter of Comment	Dated: September 6, 2007
	Amendment 1 to Schedule 14A	Filed: August 9, 2007
	SEC Letter of Comment	Dated: September 6, 2007
	Amendment 2 to Schedule 14A	Filed: October 2, 2007

File No. 0-04006

Gentlemen:

What is being sent to you?

The list of filings and letters pertinent to this filing appears above. This letter accompanies Amendment 2 to Schedule 14A. In this filing we have endeavored to comply with all the comments you have made in your letter of September 6, 2007 except as indicated below.

Significant changes

There are no significant changes. Your comments went to a variety of typos and the like. For instance Amendment No. 3 to the Exchange Agreement should have referred to proposals 1-7 instead of 1-6. As the document developed proposals got changed around and I missed that one. Thank you for pointing out these errors.

As to your comment on key money, we have discussed this with you by telephone and, as stated, we now agree with your suggestion that we change the accounting for that item. It is discussed further below.

Documents Being Filed

As with Orion’s prior transmission of letters to you, this letter is being filed with you electronically through EDGAR. Copies of this letter are also being sent to you via FEDEX for early morning delivery. (1) A printed copy of this letter, (2) a printed copy of the Pre14A/2 and (3) the Pre14A/2 as a Final Showing Markup with comments, are also being sent to you via FEDEX for early morning delivery. (5) Additional copies in color with comments in balloons are also being sent to you. In the Final Showing Markup copy, most of Microsoft’s notations in formatting and similar changes have been deleted to ease your reading of changes in the document. (6) We have also sent you a floppy disc with a copy of the 14A/2 with track changes and a copy of this letter.

Comment Balloons

Comment balloons have been placed in the copy of the submission. The balloons refer to the Staff’s comments by being marked #--, such as #4. All comments are dealt with in part in this letter but also by reference to the pertinent materials in balloons rather than in this letter. Accounting items are not dealt with in balloons. All comments are not dealt with in balloons. Responses to the Staff’s comments are not necessarily in chronological order since the responses are not necessarily in the order the comments were made.

We used the balloons with the thought that by using the “Edit” and “Find” feature in Word, asking it to find #12 (or whatever), you would be able to go through your comment letter of September 6, 2007 and Amendment #2, and virtually check off compliance.

Who is sending this letter to you?

As noted in my cover letter dated November 30, 2006 and my subsequent letters to you, I am counsel to Ovale. Orion dispensed with counsel since it determined that engaging counsel would be a duplication of effort. The information contained in this letter and the filing was obtained from the officers of Orion, Ovale, stockholders of Orion and Ovale, and the auditors for both companies.

Staff’s letter dated September, 2007

General

1. Voting of Fabert Shares on Proposal 7.    We have filed Amendment 4 to the Exchange Agreement which entirely replaces Amendment 3. As note above, the Fabert share are not to be counted in determining the vote on the Proposal 7 and Amendment 4 corrects that error.

2.	Interim Financial Statements	The financial statement have been updated.

3.	Financial Statement Notes – Voting	The note has been amended. [SY]

Part 1, Securities Exchange With Ovale Stockholders.

4.          We have used the search feature in Word to search “reverse merger” and did not find any references left for “reverse merger” except a few. They have been changed to “transaction” and their location can be found by looking for the comment balloon #4. There are references to reverse merger in “Factors Considered”. That term describes exactly what Orion was looking for. We could change the term in that location to business combination, but think that term is too broad to describe what Orion was really looking for. Consequently that use of the term “reverse merger” was left in place. The references to reverse merger in the footnotes have been changed.

5.          Ovale Shares Exchange          The comment has been complied with and a balloon indicates its location. We have also added a cross reference to where the detail appears a few pages later in addition to this Summary.

How the Exchange Came About and the Money invested in Ovale.

6.          As a result of my telephone call with Mr. Anderegg I understand that “parties” refers to classes, not to a request to list each individual member of the class. We have added language explaining what each class of holders of an interest in Ovale exchanged for that interest and have marked it with a comment balloon. In addition all Ovale shareholders who had a significant portion of the Ovale stock appear elsewhere in the document.

Management’s Discussion and Analysis of Financial Condition and Results of Operation, page 29.

Critical Accounting Policies and Estimates, page 29

Valuation of long-lived assets, page 31

7.	The Comment has been complied with.

Exhibit F: Audited Financial Statements of Orion

8.	The Comment has been complied with.

Statement of Cash Flows, page F-3

9.           The transaction has been properly classified as an increase in cash and an increase in shares payable and has been reflected in the statement of cash flows as such.

Statements of Stockholders’ Equity (Deficiency), page F-4

10.	The Comment has been complied with.

Exhibit G: Audited Financial Statements of Ovale

Report of Independent Registered Public Accounting Firm, page 1

11.	The Comment has been complied with.

Notes to Financial Statements

Note 2    Summary of Significant Policies
Concentration of credit risk, page 7

12.	The Comment has been complied with.

Leasehold rights and other intangible assets, page 7

13.	Key Money

We have accounted for the Key Money under SFAS 142, paragraph 11as a recognized intangible asset, but with a finite useful life to Ovale S.A The useful life of Key Money to Ovale is the period over which Key Money is expected to contribute directly or indirectly to the future cash flows of Ovale. The estimate of the useful life and the residual value of key Money to Ovale is based on an analysis of the following pertinent factors as required by SFAS 142:

a.	Ovale is expected to sell baby clothing and develop a rising client base for these location.

b.

The expected useful life of the Key money is related to the useful life of the lease agreements for the stores. In France and Switzerland there are regulatory and contractual provisions that enable the tenant’s indefinite renewal or extension of the lease’s legal or contractual life. Increases in annual lease payments are limited to the rise in the price index.

c.

The stores are located in commercial areas that have experienced largest increase in demand and constitute the most attractive locations in Paris, Zurich and Geneva. The trends in the macroeconomic factors, such as rise in consumer income and spending, that affect real estate markets have been upward in these areas.

d.	Key Money is expected to continue to have a useful life to another tenant.

e.	The Key Money has a value that can be determined by reference to an exchange transaction in an existing market for the stores and that market is expected to exist at the end of lease.

Under SFAS 142, paragraph 13. The amount of Key Money to be amortized is the amount initially assigned to that asset less any residual value. Since the Key Money is expected to continue to have a useful life to another tenant, the residual value can be determined by reference to an exchange transaction in an existing market for the stores and that market is expected to exist at the end of lease. Until the fiscal year ended December 31, 2006, the Company had estimated the residual value of the Key money to be substantially the same as the cost. Consequently, the amortizable amount was estimated to be immaterial. The Company has determined that the residual value of the $522,169 Key money is $470,000( 90%) approximately. The estimate is based on discounting the $522,169 Key money for rise in the price index of approximately 2% annually, over 5 years the term of the leases.

Under SFAS 154, Paragraph 19. A change in accounting estimate shall be accounted for in (a) the period of change if the change affects that period only or (b) the period of change and future periods if the change affects both. A change in accounting estimate shall not be accounted for by restating or retrospectively adjusting amounts reported in financial statements of prior periods or by reporting pro forma amounts for prior periods.

Under SFAS 154, Paragraph 20. Distinguishing between a change in an accounting principle and a change in an accounting estimate is sometimes difficult. In some cases, a change in accounting estimate is effected by a change in accounting principle. Previously, Ovale estimated the residual value of the Key Money to be substantially the same as the cost and applied the accounting principles related to indefinite life assets. Presently, in view of a lower estimate for the residual value, the accounting method is changed and the amortizable amount of the Key money is estimated and is amortized. SFAS 154 example parallels our case:

One example of this type of change is a change in method of depreciation, amortization, or depletion for long-lived, nonfinancial assets (hereinafter referred to as depreciation method). The new depreciation method is adopted in partial or complete recognition of a change in the estimated future benefits inherent in the asset, the pattern of consumption of those benefits, or the information available to the entity about those benefits. The effect of the change in accounting principle, or the method of applying it, may be inseparable from the effect of the change in accounting estimate. Changes of that type often are related to the continuing process of obtaining additional information and revising estimates and, therefore, are considered changes in estimates for purposes of applying this Statement.

The $52,169 amortizable value represents a change in estimate. Accumulated amortization for prior years is not material in view of the size of Ovale’s losses, sales, and assets. Consequently the amortization is done on a straight line basis over the remaining life of the related leases

Exhibit 11: Unaudited Financial Statements of Ovale for the Quarter ended March 31, 2007

Consolidated statement of Cash Flows, page 3

14.	The Comment has been complied with.

Notes to Consolidated Financial Statements (Unaudited) page 1

Note 5 – Intangible Assets, page 5

15.	We have presented the cost, $522,169, as leasehold rights as of June 30, 2007.

Exhibit I: Pro Forma Financial Statements of Orion and Ovale.

16.        We have carried forward the historical statement of operation and retained earnings of Ovale. This is shown by the elimination entries in the adjustment column, and in notes A through C to the pro forma financial statements. We trust that this complies with the sentence of your paragraph 16. The figures in the last column in the pro forma statement were typographic error from not updating numbers from a previous filing.

Form 10-KSB for the Fiscal Year Ended April 30, 2007

General

17.	The Comment has been complied with.

We will appreciate expedited review of this amendment.

Very truly yours,

/s/ Martin Mushkin